ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2013
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions
ACQUISITIONS AND DISPOSITIONS
2013 Acquisition
On October 4, 2013, we acquired a North American Full-Service managed property which we plan to renovate for a total of $115 million in cash and recognized the related property and equipment.
Planned Acquisition as of Year-End 2013
Late in the 2013 fourth quarter, we entered into a definitive agreement with Protea Hospitality Holdings ("Protea Hospitality") of Cape Town, South Africa to acquire Protea Hotels' brands and hotel management business for approximately $186 million (2.02 billion rand). As part of the transaction, Protea Hospitality will create a property ownership company to retain ownership of the hotels it currently owns, and it will enter into long-term management and lease agreements with Marriott for these hotels. It would also retain a number of minority interests in other Protea-managed hotels. Once the transaction closes, we expect to add over 100 hotels (over 10,000 rooms) across three brands in South Africa and six other Sub-Saharan African countries to our International full-service portfolio. We expect to manage approximately 45 percent of the rooms, franchise approximately 39 percent of the rooms, and lease approximately 16 percent of the rooms. The transaction, which we expect will close at the beginning of the 2014 second quarter, remains subject to regulatory approvals and other customary closing conditions.
Planned Dispositions as of Year-End 2013
In the beginning of the 2014 first quarter, we sold The London EDITION to a third party, received approximately $240 million in cash, and simultaneously entered into definitive agreements to sell The Miami and The New York EDITION hotels that we are currently developing to the same third party. The total sales price for the three EDITION hotels will be $815 million, approximately equal to the aggregate estimated development costs of the three hotels. At year-end 2013, we had $244 million in International segment assets related to The London EDITION ($236 million in property and equipment and $8 million in current assets) classified in the "Assets held for sale" caption and $13 million in International segment liabilities classified in liabilities held for sale within the "Other current liabilities" caption of the Balance Sheet. We expect to sell The Miami EDITION in the second half of 2014 and The New York EDITION in the first half of 2015, when we anticipate that construction will be complete. We will retain long-term management agreements for each of the three hotels sold. We did not reclassify The Miami EDITION or The New York EDITION assets and liabilities as held for sale because the hotels are under construction and not available for immediate sale in their present condition.
In the 2013 fourth quarter, we entered into an agreement to sell our right to acquire the landlord’s interest in a leased real estate property and certain attached assets of the property. We subsequently reclassified the related $106 million (€77 million) in International segment assets ($105 million (€76 million) in property and equipment and $1 million (€1 million) in current assets) to the "Assets held for sale" caption of the Balance Sheet and $48 million (€35 million) in International segment liabilities to liabilities held for sale within the "Other current liabilities" caption of the Balance Sheet as of year-end 2013. We recognized an impairment loss of $2 million (€2 million) in the "Gains (losses) and other income" caption of our Income Statement as a result of measuring the assets at fair value less costs to sell. After year-end 2013, we sold the right and attached assets for $62 million (€45 million) in cash and the assumption of $45 million (€33 million) of related obligations. We will continue to operate the property under a long-term management agreement.
2012 Acquisitions
In 2012, we entered into a definitive agreement with Gaylord Entertainment Company (subsequently renamed Ryman Hospitality Properties, Inc.) ("Ryman Hospitality") to acquire the Gaylord brand and hotel management company. On September 25, 2012, Ryman Hospitality's shareholders approved its conversion into a real estate investment trust. On October 1, 2012, we acquired the Gaylord Hotels brand and hotel management company for $210 million in cash and recognized $210 million in intangible assets at the acquisition date, primarily reflecting deferred contract acquisition costs. Ryman Hospitality continues to own the Gaylord hotels, which we manage under the Gaylord brand under long-term management agreements. This transaction added four hotels and approximately 7,800 rooms to our North American Full-Service segment, and included our entering into management agreements for several attractions at the Gaylord Opryland in Nashville, consisting of a showboat, a golf course, and a saloon. As part of the transaction, on December 1, 2012 we also assumed management of another hotel owned by Ryman Hospitality, the Inn at Opryland, with approximately 300 rooms.
In the 2012 fourth quarter, we acquired land for $32 million in cash that we expect will be developed into a hotel. Earlier in 2012, we also acquired land and a building we plan to develop into a hotel for $160 million in cash. In conjunction with the latter acquisition, we had also made a cash deposit of $6 million late in 2011.

2012 Dispositions

In 2012, we completed the sale of our equity interest in a North American Limited-Service joint venture (formerly two joint ventures which were merged before the sale) and we amended certain provisions of the management agreements for the underlying hotel portfolio. As a result of this transaction, we received cash proceeds of $96 million, including $30 million of proceeds which is refundable by us over the term of the management agreements if the hotel portfolio does not meet certain quarterly hotel performance thresholds. To the extent the hotel portfolio meets the quarterly hotel performance thresholds, we will recognize the $30 million of proceeds over the remaining term of the management agreements as base fee revenue. In 2012, we recognized a gain of $41 million, which consisted of: (1) $20 million of gain that we deferred in 2005 because we retained the equity interest following the original sale of land to one of the joint ventures and because there were contingencies for the 2005 transaction that expired with this sale; and (2) $21 million of gain on the sale of the equity interest. We also recognized base management fee revenue totaling $7 million, most of which we had deferred in earlier periods, but which we earned in conjunction with the sale.
We also sold our ExecuStay corporate housing business in 2012. Neither the sales price nor the gain we recognized was material to our results of operations and cash flows. The revenues, results of operations, assets, and liabilities of our ExecuStay business also were not material to our financial position, results of operations or cash flows for any of the periods presented, and accordingly we have not reflected ExecuStay as a discontinued operation.

2011 Acquisitions
In 2011, we contributed approximately $51 million (€37 million) in cash for the intellectual property and associated 50 percent interests in two new joint ventures formed for the operation, management, and development of AC Hotels by Marriott, initially in Europe but eventually in other parts of the world. The hotels are managed by the joint ventures or franchised at the direction of the joint ventures. As we note in Footnote No. 13, “Contingencies,” we have a right and, in some circumstances, an obligation to acquire the remaining interest in the joint ventures over the next seven years.
In 2011, we acquired certain assets and a leasehold on a hotel for an initial payment of $34 million (€25 million) in cash plus fixed annual rent. See Footnote No. 17, “Leases,” for more information. As we note in Footnote No. 13, “Contingencies,” we also had a right and, in some circumstances, an obligation to acquire the landlord’s interest in the real estate property and certain attached assets of this hotel for $45 million (€33 million). As discussed in the "Planned Dispositions as of Year-End 2013" caption, after year-end 2013, we sold that right and certain attached assets.

2011 Dispositions
On November 21, 2011, we completed the spin-off of our timeshare operations and timeshare development business through a special tax-free dividend to our shareholders of all of the issued and outstanding common stock of our then wholly owned subsidiary MVW. The dividend consisted of a pro rata distribution of one share of MVW common stock for every ten shares of Marriott common stock to our shareholders of record at the close of business on November 10, 2011. We recognized no gain or loss as a result of the spin-off. See Footnote No. 15, "Spin-off," for more information.

In 2011, we completed a bulk sale of land and developed inventory for net cash proceeds of $17 million and recorded a net gain of $2 million, which we included in the results of our former Timeshare segment.

In 2011, we also sold our 11 percent interest in one hotel, concurrently terminated the associated lease agreement, and entered into a long-term management agreement. Cash proceeds totaled $1 million, and we recognized a $2 million loss. We accounted for our sale of the 89 percent interest in 1999 under the financing method and reflected the sales proceeds received in 1999 as long-term debt. In conjunction with the 2011 sale of the remaining 11 percent interest, our assets decreased by $19 million and liabilities decreased by $17 million.